Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER INSTITUTIONAL FUNDS
Entity Central Index Key	0000911415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000122071 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class A
Trading Symbol	ALAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$46	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class A returned 0.97%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class A	17.70%	15.53%	14.78%
Alger Focus Equity Fund Class A—excluding sales load	24.22%	16.78%	15.41%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,031,094,738
Holdings Count | Holding	51	[2]
Investment Company Portfolio Turnover	71.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.

C000122072 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class C
Trading Symbol	ALCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$85	1.70%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class C returned 0.64%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class C	22.32%	15.90%	14.71%
Alger Focus Equity Fund Class C—excluding contingent deferred sales charges	23.32%	15.90%	14.71%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,031,094,738
Holdings Count | Holding	51	[4]
Investment Company Portfolio Turnover	71.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.

C000024998 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class I
Trading Symbol	ALGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$46	0.93%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class I returned 1.00% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class I	24.26%	16.82%	15.46%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,031,094,738
Holdings Count | Holding	51	[6]
Investment Company Portfolio Turnover	71.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.

C000179522 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Y
Trading Symbol	ALGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class Y returned 1.16% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Focus Equity Fund Class Y	24.67%	17.20%	17.89%
Russell 1000 Growth Index	14.53%	17.23%	16.77%
S&P 500 Index	12.10%	15.61%	12.97%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,031,094,738
Holdings Count | Holding	51	[8]
Investment Company Portfolio Turnover	71.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.

C000122073 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Z
Trading Symbol	ALZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$31	0.63%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[9]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Focus Equity Fund Class Z returned 1.15% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Robinhood Markets, Inc., GFL Environmental Inc, and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Taiwan Semiconductor Manufacturing Co., Ltd., Core Scientific Inc, Apple Inc., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class Z	24.63%	17.16%	15.78%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,031,094,738
Holdings Count | Holding	51	[10]
Investment Company Portfolio Turnover	71.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,031,094,738
Total number of portfolio holdings[1]	51
Portfolio turnover rate	71.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	10.3%
Energy	0.2%
Financials	6.1%
Health Care	6.7%
Industrials	8.9%
Information Technology	41.9%
Materials	0.4%
Utilities	6.0%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets.

C000025000 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$63	1.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.38%	[11]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Institutional Fund Class I returned -16.17% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., ODDITY Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, IMPULSE DYNAMICS, Aritzia, Inc., Bio-Techne Corporation, RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	(10.59)%	(1.66)%	5.01%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 67,530,468
Holdings Count | Holding	101	[12]
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$67,530,468
Total number of portfolio holdings[1]	101
Portfolio turnover rate	17.99%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.5%
Financials	2.6%
Health Care	25.9%
Industrials	15.7%
Information Technology	32.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	4.7%
100.0%
†	Based on net assets.

C000025001 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	ASIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$84	1.84%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.84%	[13]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Institutional Fund Class R returned -16.40% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., ODDITY Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, IMPULSE DYNAMICS, Aritzia, Inc., Bio-Techne Corporation, RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class R	(11.10)%	(2.12)%	4.50%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 67,530,468
Holdings Count | Holding	101	[14]
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$67,530,468
Total number of portfolio holdings[1]	101
Portfolio turnover rate	17.99%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.5%
Financials	2.6%
Health Care	25.9%
Industrials	15.7%
Information Technology	32.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	4.7%
100.0%
†	Based on net assets.

C000172687 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	AISZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$46	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.00%	[15]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Institutional Fund Class Z-2 returned -16.06% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., ODDITY Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, IMPULSE DYNAMICS, Aritzia, Inc., Bio-Techne Corporation, RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 8/1/16
Alger Small Cap Growth Institutional Fund Class Z-2	(10.28)%	(1.31)%	6.74%
Russell 2000 Growth Index	2.42%	7.60%	7.32%
S&P 500 Index	12.10%	15.61%	13.33%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 67,530,468
Holdings Count | Holding	101	[16]
Investment Company Portfolio Turnover	17.99%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$67,530,468
Total number of portfolio holdings[1]	101
Portfolio turnover rate	17.99%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	13.8%
Consumer Staples	3.3%
Energy	0.5%
Financials	2.6%
Health Care	25.9%
Industrials	15.7%
Information Technology	32.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	4.7%
100.0%
†	Based on net assets.

C000025002 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$62	1.27%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%	[17]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Institutional Fund Class I returned -2.41% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc, and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class I	5.93%	9.28%	8.45%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 50,301,988
Holdings Count | Holding	62	[18]
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$50,301,988
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.1%
Consumer Discretionary	10.1%
Consumer Staples	0.5%
Financials	11.4%
Health Care	7.9%
Industrials	22.1%
Information Technology	30.9%
Materials	1.4%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets.

C000025003 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	AGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$89	1.82%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.82%	[19]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Institutional Fund Class R returned -2.71% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc, and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class R	5.32%	8.74%	7.89%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 50,301,988
Holdings Count | Holding	62	[20]
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$50,301,988
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.1%
Consumer Discretionary	10.1%
Consumer Staples	0.5%
Financials	11.4%
Health Care	7.9%
Industrials	22.1%
Information Technology	30.9%
Materials	1.4%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets.

C000174228 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	ALMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$50	1.02%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[21]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Institutional Fund Class Z-2 returned -2.31% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc, and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Mid Cap Growth Institutional Fund Class Z-2	6.18%	9.66%	11.36%
Russell Midcap Growth Index	13.65%	12.31%	12.65%
S&P 500 Index	12.10%	15.61%	13.84%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 50,301,988
Holdings Count | Holding	62	[22]
Investment Company Portfolio Turnover	44.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$50,301,988
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.35%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	7.1%
Consumer Discretionary	10.1%
Consumer Staples	0.5%
Financials	11.4%
Health Care	7.9%
Industrials	22.1%
Information Technology	30.9%
Materials	1.4%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets.

C000025004 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class I
Trading Symbol	ALARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$62	1.26%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%	[23]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class I returned -0.71% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class I	20.60%	14.80%	13.63%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,005,849,196
Holdings Count | Holding	75	[24]
Investment Company Portfolio Turnover	44.37%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

C000025005 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class R
Trading Symbol	ACARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$84	1.70%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.70%	[25]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class R returned -0.93% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class R	20.07%	14.30%	13.12%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,005,849,196
Holdings Count | Holding	75	[26]
Investment Company Portfolio Turnover	44.37%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

C000179523 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Y
Trading Symbol	ACAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$44	0.88%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[27]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class Y returned -0.52% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Capital Appreciation Institutional Fund Class Y	21.07%	15.25%	15.80%
Russell 1000 Growth Index	14.53%	17.23%	16.77%
S&P 500 Index	12.10%	15.61%	12.97%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,005,849,196
Holdings Count | Holding	75	[28]
Investment Company Portfolio Turnover	44.37%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

C000174229 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Z-2
Trading Symbol	ACIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$45	0.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[29]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Institutional Fund Class Z-2 returned -0.52% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Capital Appreciation Institutional Fund Class Z-2	21.01%	15.19%	16.16%
Russell 1000 Growth Index	14.53%	17.23%	17.37%
S&P 500 Index	12.10%	15.61%	13.84%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,005,849,196
Holdings Count | Holding	75	[30]
Investment Company Portfolio Turnover	44.37%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$2,005,849,196
Total number of portfolio holdings[1]	75
Portfolio turnover rate	44.37%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.0%
Consumer Discretionary	13.3%
Energy	0.2%
Financials	5.8%
Health Care	6.7%
Industrials	6.7%
Information Technology	46.7%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.

[1]	Annualized.
[2]	Excludes Money Market Funds.
[3]	Annualized.
[4]	Excludes Money Market Funds.
[5]	Annualized.
[6]	Excludes Money Market Funds.
[7]	Annualized.
[8]	Excludes Money Market Funds.
[9]	Annualized.
[10]	Excludes Money Market Funds.
[11]	Annualized.
[12]	Excludes Money Market Funds.
[13]	Annualized.
[14]	Excludes Money Market Funds.
[15]	Annualized.
[16]	Excludes Money Market Funds.
[17]	Annualized.
[18]	Excludes Money Market Funds.
[19]	Annualized.
[20]	Excludes Money Market Funds.
[21]	Annualized.
[22]	Excludes Money Market Funds.
[23]	Annualized.
[24]	Excludes Money Market Funds.
[25]	Annualized.
[26]	Excludes Money Market Funds.
[27]	Annualized.
[28]	Excludes Money Market Funds.
[29]	Annualized.
[30]	Excludes Money Market Funds.